MERRILL LYNCH
UTILITY INCOME
FUND, INC.




FUND LOGO




Semi-Annual Report

February 29, 2000




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Utility Income Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH UTILITY INCOME FUND, INC.


DEAR SHAREHOLDER

The investment environment was unfavorable for utility investors during the six months ended February 29, 2000. Concerns over interest rate increases by the Federal Reserve Board and its actions surrounding high levels of consumer spending, strong economic growth and the potential for inflation had a negative impact on investor sentiment toward interest rate-sensitive sectors such as utilities. Moreover, investors continued to look toward growth sectors such as technology in the marketplace. The net result brought about the hardest hit for the utility sector in high-yielding domestic electric issues for the six months ended February 29, 2000.

Merrill Lynch Utility Income Fund, Inc. continued to meet its investment objective of seeking to generate high current income, as we paid out a monthly dividend during the period. To achieve our investment objective, we remained primarily invested in domestic electric utility stocks and investment-grade utility bonds.

For the six-month period ended February 29, 2000, total returns for Merrill Lynch Utility Income Fund, Inc.'s Class A, Class B, Class C and Class D Shares were -10.92%, -11.27%, -11.32% and -11.01%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance information, see pages 2 and 3 of this report to shareholders.) However, these returns compared favorably to the total return of -19.35% for the unmanaged Standard & Poor's (S&P) Electric Index for the same period, while the S&P Utility Index, which is heavily weighted toward the low-yielding telecommunications sector, had a total return of -5.94%. The Fund benefited from its weighting of 35.8% of net assets in utility bonds. For the six-month period ended February 29, 2000, utility bonds fared much better than equities as evidenced by the +1.69% total return of the Merrill Lynch USCorporates, Utilities &Phones (1--10 Years) Index.

It is important to note that there was no overall change in the fundamentals of the domestic electric utility sector to warrant such a sell-off in stock prices. The financial health of the sector is good, in our view. The industry continues to transition from one of a regulated monopoly to one competitive in a more open market environment. The pace of change remains evolutionary rather than revolutionary. Merger and acquisition activity continues between electric companies as well as between electric and natural gas companies.

In Conclusion
On March 31, 2000, the Fund's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby Merrill Lynch Global Utility Fund, Inc. would acquire substantially all of the assets and liabilities of the Fund in exchange for newly issued shares of Merrill Lynch Global Utility Fund, Inc. These Funds are registered, diversified, open-end management investment companies. Both entities have a similar investment objective and are managed by Merrill Lynch Asset Management, L.P.

We thank you for your support of Merrill Lynch Utility Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Walter D. Rogers)
Walter D. Rogers
Senior Vice President and Portfolio Manager



April 5, 2000



To reduce shareholder expenses, Merrill Lynch Utility Income Fund, Inc. will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.



Merrill Lynch Utility Income Fund, Inc.
February 29, 2000



PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


Recent Performance Results*
                                                           6 Month        12 Month   Since Inception
As of February 29, 2000                                    % Change       % Change     Total Return
ML Utility Income Fund, Inc. Class A Shares                 -10.92%        -7.83%         +35.19%
ML Utility Income Fund, Inc. Class B Shares                 -11.27         -8.56          +28.80
ML Utility Income Fund, Inc. Class C Shares                 -11.32         -8.62          +49.97
ML Utility Income Fund, Inc. Class D Shares                 -11.01         -8.05          +55.00

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
 Fund's since inception dates are from 10/29/93 for Class A & Class B
 Shares and from 10/21/94 for Class C & Class D Shares.


Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


PERFORMANCE DATA (concluded)

Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/99                       -11.14%        -14.69%
Five Years Ended 12/31/99                 + 9.74         + 8.84
Inception (10/29/93)
through 12/31/99                          + 5.63         + 4.93

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/99                       -11.73%        -14.97%
Five Years Ended 12/31/99                 + 8.90         + 8.90
Inception (10/29/93)
through 12/31/99                          + 4.83         + 4.83

 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/99                       -11.80%        -12.61%
Five Years Ended 12/31/99                 + 8.84         + 8.84
Inception (10/21/94)
through 12/31/99                          + 8.91         + 8.91

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/99                       -11.27%        -14.82%
Five Years Ended 12/31/99                 + 9.52         + 8.63
Inception (10/21/94)
through 12/31/99                          + 9.59         + 8.73

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


SCHEDULE OF INVESTMENTS                                                                                         (In USdollars)
                           Shares                                                                                   Percent of
Industries                  Held                            Stocks                                          Value   Net Assets
Utilities--Electric        49,000  Allegheny Energy, Inc.                                                $ 1,270,937    3.3%
                           28,600  Ameren Corporation                                                        858,000    2.2
                           15,500  American Electric Power Company, Inc.                                     435,937    1.1
                           22,000  Cinergy Corp.                                                             470,250    1.2
                           29,100  Consolidated Edison, Inc.                                                 802,069    2.0
                           54,600  Constellation Energy Group                                              1,624,350    4.2
                           31,400  DTE Energy Company                                                        947,887    2.4
                            9,037  Dominion Resources, Inc.                                                  331,545    0.9
                           65,000  Eastern Utilities Associates                                            2,019,062    5.2
                           52,900  FirstEnergy Corp.                                                         988,569    2.6
                           34,000  Florida Progress Corporation                                            1,449,250    3.7
                           27,500  GPU, Inc.                                                                 684,063    1.8
                           30,000  New Century Energies, Inc.                                                811,875    2.1
                           25,700  NiSource Inc.                                                             332,494    0.9
                           56,600  Northern States Power Company                                             994,038    2.6
                           54,500  Potomac Electric Power Company                                          1,107,031    2.9
                           29,400  Public Service Enterprise Group Incorporated                              852,600    2.2
                           50,000  RGS Energy Group Inc.                                                     984,375    2.5
                           45,300  Reliant Energy, Inc.                                                      931,481    2.4
                           43,400  The Southern Company                                                      962,938    2.5
                           21,000  Texas Utilities Company                                                   685,125    1.8
                           19,000  Unicom Corporation                                                        718,438    1.8
                           20,000  WPS Resources Corporation                                                 471,250    1.2
                                                                                                         -----------  ------
                                                                                                          20,733,564   53.5


Utilities--Gas             40,300  AGL Resources Inc.                                                        687,619    1.8
                           44,000  KeySpan Corporation                                                       896,500    2.3
                           10,000  New Jersey Resources Corporation                                          371,250    0.9
                                                                                                         -----------  ------
                                                                                                           1,955,369    5.0


                                   Total Stocks (Cost--$25,700,210)                                       22,688,933   58.5


                           Face
                          Amount                    Corporate Bonds

Industrial--Energy     $2,150,000  Williams Companies Inc., 6.625% due 11/15/2004                          2,055,357    5.3


Telecommunications      2,000,000  GTE Corp., 6.36% due 4/15/2006                                          1,873,660    4.9
                        2,000,000  MCI WorldCom Inc., 7.75% due 4/01/2007                                  2,011,880    5.2
                        1,000,000  Southwestern Bell Corp., 7% due 7/01/2015                                 931,540    2.4
                        2,000,000  US West Capital Funding Inc., 6.375% due 7/15/2008                      1,830,200    4.7
                        1,000,000  United Telephone of Florida, Series FF, 6.875% due 7/15/2013              934,120    2.4
                                                                                                         -----------  ------
                                                                                                           7,581,400   19.6


Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


SCHEDULE OF INVESTMENTS (concluded)                                                                             (In USdollars)
                            Face                                                                                    Percent of
Industries                 Amount                      Corporate Bonds                                      Value   Net Assets
Utilities--Electric    $1,000,000  Alabama Power Co., Series G, 5.375% due 10/01/2008                    $   854,900    2.2%
                        1,000,000  Public Service Company of Colorado, Series 1, 6.375%
                                   due 11/01/2005                                                            946,920    2.4
                                                                                                         -----------  ------
                                                                                                           1,801,820    4.6


Utilities--Gas          1,500,000  ENSERCH Corporation, 6.375% due 2/01/2004                               1,431,075    3.7
                        1,000,000  El Paso Natural Gas, 7.75% due 1/15/2002                                1,003,110    2.6
                                                                                                         -----------  ------
                                                                                                           2,434,185    6.3

                                   Total Corporate Bonds (Cost--$15,345,965)                              13,872,762   35.8


                                                    Short-Term Securities

Commercial Paper*         636,000  General Motors Acceptance Corp., 5.94% due 3/01/2000                      636,000    1.7


US Government           1,475,000  Federal Home Loan Mortgage Corporation, 5.65% due 3/03/2000             1,474,537    3.8
Agency Obligations*


                                   Total Short-Term Securities (Cost--$2,110,537)                          2,110,537    5.5


Total Investments (Cost--$43,156,712)                                                                     38,672,232   99.8

Other Assets Less Liabilities                                                                                 89,205    0.2
                                                                                                         -----------  ------
Net Assets                                                                                               $38,761,437  100.0%
                                                                                                         ===========  ======



*Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.

See Notes to Financial Statements.


Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of February 29, 2000
Assets:             Investments, at value (identified cost--$43,156,712)                                     $38,672,232
                    Receivables:
                      Interest                                                              $   251,468
                      Dividends                                                                 124,647
                      Capital shares sold                                                        28,981          405,096
                                                                                            -----------
                    Prepaid registration fees and other assets                                                    19,687
                                                                                                             -----------
                    Total assets                                                                              39,097,015
                                                                                                             -----------

Liabilities:        Payables:
                      Capital shares redeemed                                                   220,313
                      Distributor                                                                21,939
                      Investment adviser                                                         15,277          257,529
                                                                                            -----------
                    Accrued expenses and other liabilities                                                        78,049
                                                                                                             -----------
                    Total liabilities                                                                            335,578
                                                                                                             -----------

Net Assets:         Net assets                                                                               $38,761,437
                                                                                                             ===========

Net Assets          Class A Shares of Common Stock, $.10 par value, 100,000,000
Consist of:         shares authorized                                                                        $    22,698
                    Class B Shares of Common Stock, $.10 par value, 100,000,000
                    shares authorized                                                                            330,358
                    Class C Shares of Common Stock, $.10 par value, 100,000,000
                    shares authorized                                                                             35,535
                    Class D Shares of Common Stock, $.10 par value, 100,000,000
                    shares authorized                                                                             30,447
                    Paid-in capital in excess of par                                                          43,212,856
                    Undistributed investment income--net                                                         299,607
                    Accumulated realized capital losses on investments--net                                     (685,584)
                    Unrealized depreciation on investments--net                                               (4,484,480)
                                                                                                             -----------
                    Net assets                                                                               $38,761,437
                                                                                                             ===========

Net Asset Value:    Class A--Based on net assets of $2,099,840 and 226,975 shares
                             outstanding                                                                     $      9.25
                                                                                                             ===========
                    Class B--Based on net assets of $30,558,534 and 3,303,576
                             shares outstanding                                                              $      9.25
                                                                                                             ===========
                    Class C--Based on net assets of $3,280,309 and 355,348 shares
                             outstanding                                                                     $      9.23
                                                                                                             ===========
                    Class D--Based on net assets of $2,822,754 and 304,468 shares
                             outstanding                                                                     $      9.27
                                                                                                             ===========


                    See Notes to Financial Statements.


Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Statement of Operations for the Six Months Ended February 29, 2000
Investment          Dividends (net of $2,368 foreign withholding tax)                                        $ 1,008,356
Income:             Interest and discount earned                                                                 575,211
                                                                                                             -----------
                    Total income                                                                               1,583,567
                                                                                                             -----------

Expenses:           Account maintenance and distribution fees--Class B                      $   140,410
                    Investment advisory fees                                                    131,332
                    Transfer agent fees--Class B                                                 32,901
                    Registration fees                                                            32,062
                    Professional fees                                                            29,914
                    Printing and shareholder reports                                             28,398
                    Accounting services                                                          24,791
                    Account maintenance and distribution fees--Class C                           16,854
                    Directors' fees and expenses                                                  8,357
                    Account maintenance fees--Class D                                             4,466
                    Custodian fees                                                                4,049
                    Transfer agent fees--Class C                                                  3,815
                    Transfer agent fees--Class D                                                  2,698
                    Transfer agent fees--Class A                                                  1,914
                    Pricing fees                                                                    618
                    Other                                                                         2,360
                                                                                            -----------
                    Total expenses                                                                               464,939
                                                                                                             -----------
                    Investment income--net                                                                     1,118,628
                                                                                                             -----------

Realized &          Realized loss on investments--net                                                           (685,580)
Unrealized Loss on  Change in unrealized appreciation/depreciation on investments--net                        (6,016,695)
Investments--Net:                                                                                            -----------
                    Net Decrease in Net Assets Resulting from Operations                                     $(5,583,647)
                                                                                                             ===========

                    See Notes to Financial Statements.


Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                           For the Six      For the Year
                                                                                           Months Ended         Ended
                                                                                           February 29,      August 31,
Increase (Decrease) in Net Assets:                                                             2000             1999
Operations:         Investment income--net                                                  $ 1,118,628      $ 2,587,645
                    Realized gain (loss) on investments and foreign currency
                    transactions--net                                                          (685,580)         496,805
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                                   (6,016,695)      (2,272,578)
                                                                                            -----------      -----------
                    Net increase (decrease) in net assets resulting from operations          (5,583,647)         811,872
                                                                                            -----------      -----------

Dividends &         Investment income--net:
Distributions to      Class A                                                                   (68,286)        (159,881)
Shareholders:         Class B                                                                  (856,846)      (1,864,650)
                      Class C                                                                   (94,887)        (208,228)
                      Class D                                                                   (91,325)        (194,958)
                    Realized gain on investments--net:
                      Class A                                                                   (25,543)         (78,738)
                      Class B                                                                  (391,915)      (1,068,525)
                      Class C                                                                   (42,997)        (123,178)
                      Class D                                                                   (36,352)         (95,886)
                                                                                            -----------      -----------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                            (1,608,151)      (3,794,044)
                                                                                            -----------      -----------

Capital Share       Net increase (decrease) in net assets derived from capital
Transactions:       share transactions                                                      (10,166,714)      19,244,050
                                                                                            -----------      -----------

Net Assets:         Total increase (decrease) in net assets                                 (17,358,512)      16,261,878
                    Beginning of period                                                      56,119,949       39,858,071
                                                                                            -----------      -----------
                    End of period*                                                          $38,761,437      $56,119,949
                                                                                            ===========      ===========

                   *Undistributed investment income--net                                    $   299,607      $   292,323
                                                                                            ===========      ===========

                    See Notes to Financial Statements.


Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                            Class A
                                                                     For the
                                                                       Six
The following per share data and ratios have been derived             Months
from information provided in the financial statements.                Ended
                                                                     Feb. 29,        For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                2000++     1999++     1998++    1997++     1996
Per Share           Net asset value, beginning of period              $  10.78   $  11.04  $   9.46  $   9.17   $   9.15
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .27        .56       .57       .55        .60
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                    (1.42)      (.07)     1.60       .29        .02
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                     (1.15)       .49      2.17       .84        .62
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.27)      (.52)     (.59)     (.55)      (.60)
                      Realized gain on investments--net                   (.11)      (.23)       --        --         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.38)      (.75)     (.59)     (.55)      (.60)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   9.25   $  10.78  $  11.04  $   9.46   $   9.17
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                 (10.92%)+++  4.40%    23.30%     9.36%      6.61%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses, net of reimbursement                       1.25%*      .81%      .59%      .59%       .56%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Expenses                                             1.25%*     1.16%     1.29%     1.51%      1.52%
                                                                      ========   ========  ========  ========   ========
                    Investment income--net                               5.36%*     4.93%     5.26%     5.79%      5.56%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $  2,100   $  2,967  $  2,110  $  1,376   $  2,108
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                   2.64%      7.92%    13.36%     5.50%     25.98%
                                                                      ========   ========  ========  ========   ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales charges. ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                           Class B
                                                                       For the
                                                                         Six
The following per share data and ratios have been derived               Months
from information provided in the financial statements.                  Ended
                                                                       Feb. 29,       For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                 2000++     1999++    1998++    1997++      1996
Per Share           Net asset value, beginning of period              $  10.78   $  11.03  $   9.45  $   9.17   $   9.15
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .23        .47       .49       .47        .46
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                    (1.42)      (.05)     1.60       .28        .09
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                     (1.19)       .42      2.09       .75        .55
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.23)      (.44)     (.51)     (.47)      (.53)
                      Realized gain on investments--net                   (.11)      (.23)       --        --         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.34)      (.67)     (.51)     (.47)      (.53)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   9.25   $  10.78  $  11.03  $   9.45   $   9.17
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                 (11.27%)+++  3.70%    22.38%     8.39%      5.86%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses, net of reimbursement                       2.02%*     1.59%     1.37%     1.36%      1.34%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Expenses                                             2.02%*     1.93%     2.06%     2.28%      2.29%
                                                                      ========   ========  ========  ========   ========
                    Investment income--net                               4.60%*     4.15%     4.52%     5.00%      4.79%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $ 30,558   $ 43,903  $ 32,540  $ 27,259   $ 35,702
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                   2.64%      7.92%    13.36%     5.50%     25.98%
                                                                      ========   ========  ========  ========   ========



Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                          Class C
                                                                     For the
                                                                       Six
The following per share data and ratios have been derived             Months
from information provided in the financial statements.                Ended
                                                                     Feb. 29,        For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                2000++     1999++    1998++    1997++      1996
Per Share           Net asset value, beginning of period              $  10.76   $  11.01  $   9.44  $   9.15   $   9.14
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                .23         .46       .48       .47        .43
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                    (1.43)      (.05)     1.59       .29        .10
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                     (1.20)       .41      2.07       .76        .53
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.22)      (.43)     (.50)     (.47)      (.52)
                      Realized gain on investments--net                   (.11)      (.23)       --        --         --
                                                                      --------   --------  --------  --------   --------
                    Total from dividends and distributions                (.33)      (.66)     (.50)     (.47)      (.52)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   9.23   $  10.76  $  11.01  $   9.44   $   9.15
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                 (11.32%)+++  3.67%    22.19%     8.48%      5.65%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses, net of reimbursement                       2.07%*     1.66%     1.40%     1.42%      1.40%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Expenses                                             2.07%*     1.99%     2.08%     2.30%      2.34%
                                                                      ========   ========  ========  ========   ========
                    Investment income--net                               4.55%*     4.07%     4.39%     4.79%      4.75%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $  3,280   $  5,111  $  2,846  $  4,104   $  2,107
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                   2.64%      7.92%    13.36%     5.50%     25.98%
                                                                      ========   ========  ========  ========   ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                           Class D
                                                                       For the
                                                                         Six
The following per share data and ratios have been derived               Months
from information provided in the financial statements.                  Ended
                                                                       Feb. 29,        For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                 2000++     1999++    1998++    1997++      1996
Per Share           Net asset value, beginning of period              $  10.80  $   11.06 $   9.47  $   9.18   $   9.15
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .26        .53      .54       .52         .47
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                    (1.43)      (.06)    1.61       .29         .13
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                     (1.17)       .47     2.15       .81         .60
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.25)      (.50)     (.56)     (.52)      (.57)
                      Realized gain on investments--net                   (.11)      (.23)       --        --         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.36)      (.73)     (.56)     (.52)      (.57)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   9.27   $  10.80  $  11.06  $   9.47   $   9.18
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                 (11.01%)+++  4.13%    23.08%     9.08%      6.46%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses, net of reimbursement                       1.49%*     1.08%      .84%      .84%       .82%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Expenses                                             1.49%*     1.41%     1.54%     1.76%      1.75%
                                                                      ========   ========  ========  ========   ========
                    Investment income--net                               5.12%*     4.66%     4.97%     5.47%      5.37%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $  2,823   $  4,139  $  2,362  $  1,633   $  1,416
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                   2.64%      7.92%    13.36%     5.50%     25.98%
                                                                      ========   ========  ========  ========   ========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Utility Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Options--The Fund is authorized to write covered call and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).



Merrill Lynch Utility Income Fund, Inc.
February 29, 2000



NOTES TO FINANCIAL STATEMENTS (continued)


Written and purchased options are non-income producing investments.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends from net investment are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee of .55%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                     Account           Distribution
                                 Maintenance Fee           Fee

Class B                                .25%                 .50%
Class C                                .25%                 .55%
Class D                                .25%                 --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.



Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


For the six months ended February 29, 2000, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                                       MLFD         MLPF&S

Class A                                $ 33         $  542
Class D                                $189         $2,377


For the six months ended February 29, 2000, MLPF&S received contingent deferred sales charges of $51,803 and $1,579 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

During the six months ended February 29, 2000, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $201 for security price quotations to compute the net asset value of the Fund.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PFD, FDS, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were $1,225,964 and $12,101,184, respectively.

Net realized losses for the six months ended February 29, 2000 and net unrealized losses as of February 29, 2000 were as follows:

                                     Realized     Unrealized
                                      Losses        Losses

Long-term investments              $ (685,580)    $(4,484,480)
                                   ----------     -----------
Total                              $ (685,580)    $(4,484,480)
                                   ==========     ===========


As of February 29, 2000, net unrealized depreciation for Federal income tax purposes aggregated $4,484,480, of which $1,147,255 related to appreciated securities and $5,631,735 related to depreciated securities. At February 29, 2000, the aggregate cost of investments for Federal income tax purposes was $43,156,712.


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions was $(10,166,714) and $19,244,050 for the six months ended February 29, 2000 and for the year ended August 31, 1999, respectively.

Transactions in shares for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                           120,480   $  1,177,700
Shares issued to share-
holders in reinvestment of
dividends and distributions             7,656         76,693
                                  -----------   ------------
Total issued                          128,136      1,254,393
Shares redeemed                      (176,359)    (1,743,879)
                                  -----------   ------------
Net decrease                          (48,223)  $   (489,486)
                                  ===========   ============


Class A Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                           368,816   $  4,205,077
Shares issued to share-
holders in reinvestment of
dividends and distributions            18,901        210,873
                                  -----------   ------------
Total issued                          387,717      4,415,950
Shares redeemed                      (303,675)    (3,333,708)
                                  -----------   ------------
Net increase                           84,042   $  1,082,242
                                  ===========   ============


Class B Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                           181,052   $  1,822,384
Shares issued to share-
holders in reinvestment of
dividends and distributions            87,617        874,703
                                  -----------   ------------
Total issued                          268,669      2,697,087
Automatic conversion
of shares                              (5,655)       (56,289)
Shares redeemed                    (1,032,990)   (10,341,938)
                                  -----------   ------------
Net decrease                         (769,976)  $ (7,701,140)
                                  ===========   ============


Class B Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                         2,688,999   $ 30,673,623
Shares issued to share-
holders in reinvestment of
dividends and distributions           204,036      2,283,441
                                  -----------   ------------
Total issued                        2,893,035     32,957,064
Automatic conversion
of shares                             (22,767)      (250,516)
Shares redeemed                    (1,746,015)   (19,187,912)
                                  -----------   ------------
Net increase                        1,124,253   $ 13,518,636
                                  ===========   ============


Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


NOTES TO FINANCIAL STATEMENTS (concluded)


Class C Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                            31,218   $    306,399
Shares issued to share-
holders in reinvestment of
dividends and distributions            10,336        102,908
                                  -----------   ------------
Total issued                           41,554        409,307
Shares redeemed                      (161,383)    (1,607,982)
                                  -----------   ------------
Net decrease                         (119,829)  $ (1,198,675)
                                  ===========   ============


Class C Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                           440,870   $  5,023,521
Shares issued to share-
holders in reinvestment of
dividends and distributions            23,868        266,774
                                  -----------   ------------
Total issued                          464,738      5,290,295
Shares redeemed                      (248,041)    (2,708,286)
                                  -----------   ------------
Net increase                          216,697   $  2,582,009
                                  ===========   ============


Class D Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                            29,783   $    299,858
Automatic conversion
of shares                               5,644         56,289
Shares issued to share-
holders in reinvestment of
dividends and distributions            10,249        102,701
                                  -----------   ------------
Total issued                           45,676        458,848
Shares redeemed                      (124,363)    (1,236,261)
                                  -----------   ------------
Net decrease                          (78,687)  $   (777,413)
                                  ===========   ============


Class D Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                           376,168   $  4,344,450
Automatic conversion
of shares                              22,724        250,516
Shares issued to share-
holders in reinvestment of
dividends and distributions            22,556        252,399
                                  -----------   ------------
Total issued                          421,448      4,847,365
Shares redeemed                      (251,902)    (2,786,202)
                                  -----------   ------------
Net increase                          169,546   $  2,061,163
                                  ===========   ============


5. Subsequent Event:
On March 2, 2000, the Fund's Board of Directors declared an ordinary income dividend in the amount of $.033807 per Class A Share, $.027792 per Class B Share, $.027301 per Class C Share and $.031849 per Class D Share, payable on March 7, 2000 to shareholders of record as of March 1, 2000.


6. Reorganization Plan:
On March 31, 2000, the Fund's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby Merrill Lynch Global Utility Fund, Inc. would acquire substantially all of the assets and liabilities of the Fund in exchange for newly issued shares of Merrill Lynch Global Utility Fund, Inc. These Funds are registered, diversified, open-end management investment companies. Both entities have a similar investment objective and are managed by MLAM.




Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


PORTFOLIO INFORMATION

As of February 29, 2000

                                                Percent of
Ten Largest Holdings                            Net Assets

Williams Companies Inc., 6.625%
 due 11/15/2004                                    5.3%
Eastern Utilities Associates                       5.2
MCI WorldCom Inc., 7.75% due 4/01/2007             5.2
GTE Corp., 6.36% due 4/15/2006                     4.9
US West Capital Funding Inc., 6.375%
 due 7/15/2008                                     4.7
Constellation Energy Group                         4.2
Florida Progress Corporation                       3.7
ENSERCH Corporation, 6.375%
 due 2/01/2004                                     3.7
Allegheny Energy, Inc.                             3.3
Potomac Electric Power Company                     2.9



Merrill Lynch Utility Income Fund, Inc.
February 29, 2000


OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Robert C. Doll, Senior Vice President
Walter D. Rogers, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira D. Shapiro, Secretary

Custodian
State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863